Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 29, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	UNITED BANCSHARES INC/OH
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		3,445,993
Entity Public Float			$ 29,952,525
Amendment Flag	false
Entity Central Index Key	0001087456
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 8,865,206	$ 8,253,990
Interest-bearing deposits in other banks	48,389,046	40,349,646
Federal funds sold	32,722
Total cash and cash equivalents	57,286,974	48,603,636
SECURITIES, available-for-sale	151,955,957	140,440,361
FEDERAL HOME LOAN BANK STOCK, at cost	4,893,800	4,893,800
CERTIFICATES OF DEPOSIT, at cost	1,743,000
LOANS HELD FOR SALE	2,753,505	259,900
LOANS	337,946,708	383,647,487
Less allowance for loan losses	8,543,367	8,016,786
Net loans	329,403,341	375,630,701
PREMISES AND EQUIPMENT, net	9,581,311	9,933,432
GOODWILL	8,554,979	8,554,979
CORE DEPOSIT INTANGIBLE ASSETS, net	214,500	255,357
CASH SURRENDER VALUE OF LIFE INSURANCE	13,335,587	12,894,671
OTHER REAL ESTATE OWNED	2,833,500	4,524,729
OTHER ASSETS, including accrued interest receivable	4,488,210	6,624,989
TOTAL ASSETS	587,044,664	612,616,555
Deposits:
Non-interest bearing	66,399,124	50,404,847
Interest-bearing	414,086,441	438,245,779
Total deposits	480,485,565	488,650,626
Other borrowings	32,780,963	55,777,834
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
Other liabilities	3,730,422	2,883,032
Total liabilities	527,296,950	557,611,492
SHAREHOLDERS’ EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,760,557	3,760,557
Surplus	14,660,579	14,660,000
Retained earnings	42,543,363	39,600,718
Accumulated other comprehensive income	3,598,031	1,810,684
Treasury stock, at cost, 314,878 shares in 2011 and 315,668 shares in 2010	(4,814,816)	(4,826,896)
Total shareholders’ equity	59,747,714	55,005,063
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 587,044,664	$ 612,616,555

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock par value (in Dollars per share)	$ 1	$ 1
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,760,557	3,760,557
Treasury stock, shares issued	314,878	315,668

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Loans, including fees	$ 21,169,719	$ 24,268,758	$ 26,567,451
Securities:
Taxable	3,018,435	3,930,341	4,259,284
Tax-exempt	1,935,623	1,987,585	1,997,099
Other	337,218	77,537	43,241
Total interest income	26,460,995	30,264,221	32,867,075
INTEREST EXPENSE
Deposits	5,540,060	6,238,475	8,801,736
Borrowings	1,785,806	2,720,852	3,515,156
Total interest expense	7,325,866	8,959,327	12,316,892
Net interest income	19,135,129	21,304,894	20,550,183
PROVISION FOR LOAN LOSSES	4,375,000	6,550,000	7,525,000
Net interest income after provision for loan losses	14,760,129	14,754,894	13,025,183
NON-INTEREST INCOME
Service charges on deposit accounts	1,099,424	1,187,987	1,331,379
Gain on sale of loans	492,747	866,562	1,375,729
Net securities gains	896,764	278,242	129,493
Change in fair value of mortgage servicing rights	(314,566)	(141,587)	195,101
Increase in cash surrender value of life insurance	456,584	492,687	512,152
Other operating income	1,199,969	1,033,802	948,121
Total non-interest income	3,830,922	3,717,693	4,491,975
NON-INTEREST EXPENSES
Salaries, wages and employee benefits	7,932,975	7,718,080	7,430,903
Occupancy expenses	1,505,033	1,511,765	1,435,041
Other operating expenses	6,108,398	6,292,060	5,612,618
Total non-interest expenses	15,546,406	15,521,905	14,478,562
Income before income taxes	3,044,645	2,950,682	3,038,596
PROVISION FOR INCOME TAXES	102,000	143,000	156,000
NET INCOME	$ 2,942,645	$ 2,807,682	$ 2,882,596
NET INCOME PER SHARE (basic and diluted) (in Dollars per share)	$ 0.85	$ 0.82	$ 0.84

Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
BALANCE at Dec. 31, 2008	$ 3,760,557	$ 14,659,661	$ 37,528,026	$ (412,304)	$ (4,876,225)	$ 50,659,715
Comprehensive income:
Net income			2,882,596			2,882,596
Change in net unrealized loss, net of reclassification adjustments and income taxes				2,772,125		2,772,125
Total comprehensive income						5,654,721
Sale of treasury shares			(1,525)		32,157	30,632
Cash dividends declared			(2,065,963)			(2,065,963)
BALANCE at Dec. 31, 2009	3,760,557	14,659,661	38,343,134	2,359,821	(4,844,068)	54,279,105
Comprehensive income:
Net income			2,807,682			2,807,682
Change in net unrealized loss, net of reclassification adjustments and income taxes				(549,137)		(549,137)
Total comprehensive income						2,258,545
Sale of treasury shares		339			17,172	17,511
Cash dividends declared			(1,550,098)			(1,550,098)
BALANCE at Dec. 31, 2010	3,760,557	14,660,000	39,600,718	1,810,684	(4,826,896)	55,005,063
Comprehensive income:
Net income			2,942,645			2,942,645
Change in net unrealized loss, net of reclassification adjustments and income taxes				1,787,347		1,787,347
Total comprehensive income						4,729,992
Sale of treasury shares		579			12,080	12,659
BALANCE at Dec. 31, 2011	$ 3,760,557	$ 14,660,579	$ 42,543,363	$ 3,598,031	$ (4,814,816)	$ 59,747,714

Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings [Member]
Cash dividends declared, per share		0.45	0.6
Treasury Stock [Member]
Sale of treasury stock, shares (in Shares)	790	1,123	2,103

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 2,942,645	$ 2,807,682	$ 2,882,596
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	697,967	647,006	984,573
Deferred income taxes	(232,354)	(865,711)	(280,565)
Provision for loan losses	4,375,000	6,550,000	7,525,000
Gain on sale of loans	(492,747)	(866,562)	(1,375,729)
Net securities gains	(896,764)	(278,242)	(129,493)
Change in fair value of mortgage servicing rights	314,566	141,587	(195,101)
Loss on sale or write-down of other real estate owned	334,840	255,044	29,911
Increase in cash surrender value of life insurance	(456,584)	(492,687)	(512,152)
Net amortization (accretion) of security premiums and discounts	679,290	382,312	(21,986)
Provision for deferred compensation	25,396	25,085	107,371
Loss (gain) on disposal or write-down of premises and equipment and other assets		1,550	(2,472)
Proceeds from sale of loans held-for-sale	26,963,182	36,038,510	66,651,013
Originations of loans held-for-sale	(26,638,777)	(35,486,987)	(65,645,945)
Decrease (increase) in other assets	1,765,560	1,846,312	(3,411,864)
Increase (decrease) in other liabilities	208,695	(361,507)	(1,045,014)
Net cash provided by operating activities	9,589,915	10,343,392	5,560,143
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	18,370,945	9,399,659	3,228,921
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities	38,561,926	41,493,304	29,800,007
Purchases of available-for-sale securities	(65,522,891)	(53,683,058)	(30,765,319)
Proceeds from branch acquisition		22,260,144
Purchase of certificates of deposit	(1,743,000)
Net decrease (increase) in loans	38,855,755	20,017,232	(710,284)
Purchases of premises and equipment	(168,327)	(313,671)	(371,339)
Proceeds from sale of premises and equipment			39,471
Proceeds from sale of other real estate owned	1,854,389	2,733,862	168,650
Proceeds from sale of former branch			187,240
Insurance proceeds from casualty loss			145,000
Net cash provided by investing activities	30,208,797	41,907,472	1,722,347
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	(8,056,061)	(7,335,473)	4,876,840
Other borrowings:
Proceeds			5,000,000
Repayments	(17,035,212)	(21,550,300)	(19,513,729)
Change in customer repurchase agreements	(5,961,659)	(578,454)	6,167,934
Proceeds from sale of treasury shares	12,659	17,511	30,632
Payments of deferred compensation	(75,101)	(30,303)	(20,608)
Cash dividends paid		(1,550,098)	(2,065,963)
Net cash used in financing activities	(31,115,374)	(31,027,117)	(5,524,894)
NET INCREASE IN CASH AND CASH EQUIVALENTS	8,683,338	21,223,747	1,757,596
CASH AND CASH EQUIVALENTS
At beginning of year	48,603,636	27,379,889	25,622,293
At end of year	57,286,974	48,603,636	27,379,889
Cash paid during the year for:
Interest	7,436,939	9,563,566	12,909,515
Federal income taxes		1,075,000	1,500,000
Non-cash operating activity:
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	920,755	282,889	(1,428,065)
Transfer of loans to other real estate owned	498,000	2,343,000	5,119,196
Change in net unrealized gain or loss on available-for-sale securities	$ (2,708,102)	$ (832,026)	$ 4,200,190

Note 1. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

United Bancshares, Inc. (the “Corporation”) was incorporated in 1985 in the state of Ohio as a single-bank holding company for The Union Bank Company (the “Bank”).  The Corporation subsequently acquired the Bank of Leipsic Company (“Leipsic”) in 2000 and Citizens Bank of Delphos (“Citizens”) in 2001.  The Bank acquired the Gibsonburg and Pemberville, Ohio branch offices of RFC Banking Company in 2003.  Effective February 1, 2007, the Bank formed a wholly-owned subsidiary, UBC Investments, Inc. (“UBC”) to hold and manage its securities portfolio.  The operations of UBC are located in Wilmington, Delaware.  Effective December 4, 2009, the Bank formed a wholly-owned subsidiary, UBC Property, Inc. to hold and manage certain other real estate owned.  The Bank acquired the Findlay, Ohio branch of The Home Savings and Loan Company in March 2010, as more fully described in Note 3.  The operating results of the branch subsequent to the acquisition are included in the Corporation’s consolidated financial statements.

The Corporation, through its wholly-owned subsidiary, the Bank, operates in one industry segment, the commercial banking industry.  The Bank, organized in 1904 as an Ohio-chartered bank, is headquartered in Columbus Grove, Ohio, with branch offices in Bowling Green, Delphos, Findlay, Gibsonburg, Kalida, Leipsic, Lima, Ottawa, and Pemberville Ohio.

The primary source of revenue of the Bank is providing loans to customers primarily located in Northwestern and West Central Ohio.  Such customers are predominately small and middle-market businesses and individuals.

Significant accounting policies followed by the Corporation are presented below.

Use of Estimates in Preparing Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during each reporting period.  Actual results could differ from those estimates.  The estimates most susceptible to significant change in the near term relate to the determination of the allowance for loan losses, valuation of servicing assets and goodwill, and fair value of securities and other financial instruments.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and federal funds sold which mature overnight or within four days.

Restrictions on Cash

The Bank was required to maintain cash on hand or on deposit with the Federal Reserve Bank in the amount of $508,000 and $410,000 at December 31, 2011 and 2010, respectively, to meet regulatory reserve and clearing requirements.

Securities, Federal Home Loan Bank Stock and Certificates of Deposits

Securities are classified as available-for-sale and recorded at fair value, with unrealized gains and losses, net of applicable income taxes, excluded from income and reported as accumulated other comprehensive income (loss).

The cost of available-for-sale securities is adjusted for amortization of premiums and accretion of discounts to maturity.  Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Declines in fair value of securities below their cost that are deemed to be other-than-temporary are reflected in income as realized losses.  In estimating other-than-temporary impairment losses, management considers (1) the intent to sell the securities and the more likely than not requirement that the Corporation will be required to sell the securities prior to recovery, (2) the length of time and the extent to which the fair value has been less than cost, and (3) the financial condition and near-term prospects of the issuer.  Gains and losses on the sale of securities are recorded on the trade date, using the specific identification method, and are included in non-interest income.

Investment in Federal Home Loan Bank of Cincinnati stock is classified as a restricted security, carried at cost, and evaluated for impairment.

Investment in certificates of deposit are carried at cost and evaluated for impairment annually or when circumstances change that may have a significant effect on fair value.

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Estimated fair value is determined based on quoted market prices in the secondary market.  Any net unrealized losses are recognized through a valuation allowance by charges to income.  The Bank had no unrealized losses at December 31, 2011 and 2010.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are generally stated at its outstanding principal amount adjusted for charge-offs and the allowance for loan losses.  Interest is accrued as earned based upon the daily outstanding principal balance.  Loan origination fees and certain direct obligation costs are capitalized and recognized as an adjustment of the yield of the related loan.

The accrual of interest on mortgage and commercial loans is generally discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Personal loans are typically charged-off no later than when they become 150 days past due.  Past due status is based on contractual terms of the loan.  In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged-off is reversed against interest income.  Interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  Due to potential changes in conditions, it is at least reasonably possible that changes in estimates will occur in the near term and that such changes could be material to the amounts reported in the Corporation’s consolidated financial statements.

The allowance consists of specific, general and unallocated components.  The specific component relates to impaired loans when the discounted cash flows, collateral value, or observable market price of the impaired loan is lower than the carrying value of that loan.  The general component covers classified loans (substandard or special mention) without specific reserves, as well as non-classified loans, and is based on historical loss experience adjusted for qualitative factors.  An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses.  The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan by loan basis for commercial loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Under certain circumstances, the Bank will provide borrowers relief through loan restructurings.  A restructuring of debt constitutes a troubled debt restructuring (TDR) if the Bank for economic or legal reasons related to the borrower’s financial difficulties grants a concession to the borrower that it would not otherwise consider.  Restructured loans typically present an elevated level of credit risk as the borrowers are not able to perform according to the original contractual terms.  Loans that are reported as TDRs are considered impaired and measured for impairment as described above.  TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal or interest due, or acceptance of other assets in full or partial satisfaction of the debt.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Bank does not separately identify individual consumer and residential loans for impairment disclosures.

Other Real Estate Owned

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of cost or fair value less cost to sell at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell.  Revenue and expenses from operations and fair value adjustments are included in other operating expenses.

Loan Sales and Servicing

Certain mortgage loans are sold with mortgage servicing rights retained or released by the Bank.  The carrying value of mortgage loans sold with servicing rights retained is reduced by the cost allocated to the associated mortgage servicing rights.  Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold.  The Bank generally estimates fair value for servicing rights based on the present value of future expected cash flows, using management’s best estimates of the key assumptions – credit losses, prepayment speeds, servicing costs, and discount rates commensurate with the risks involved.

Capitalized servicing rights are reported at fair value and changes in fair value are reported in net income for the period the change occurs.

Servicing fee income is recorded for servicing loans, based on a contractual percentage of the outstanding principal, and is reported as other operating income.  Amortization of mortgage servicing rights is charged against loan servicing fee income.

Premises and Equipment

Premises and equipment is stated at cost, less accumulated depreciation.  Upon the sale or disposition of the assets, the difference between the depreciated cost and proceeds is charged or credited to income.  Depreciation is determined based on the estimated useful lives of the individual assets (typically 20 to 40 years for buildings and 3 to 10 years for equipment) and is computed primarily using the straight-line method.

Premises and equipment is reviewed for impairment when events indicate the carrying amount may not be recoverable from future undiscounted cash flows.  If impaired, premises and equipment is recorded at fair value and any corresponding write-downs are charged against current year earnings.

Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Bank has entered into commitments to extend credit, including commitments under commercial letters of credit, and standby letters of credit.  Such financial instruments are recorded when they are funded.

Goodwill and Core Deposit Intangible Assets

Goodwill arising from the Gibsonburg, Pemberville and Findlay branch acquisitions is not amortized, but is subject to an annual impairment test to determine if an impairment loss has occurred.  The core deposit intangible asset, resulting from the Gibsonburg and Pemberville branch acquisitions, was determined to have a definite life and was amortized on a straight-line basis over seven years through March 2010.  The core deposit intangible asset resulting from the Findlay branch acquisition was also determined to have a definite life and is being amortized on a straight-line basis over seven years through March 2017.  Future amortization of the core deposit intangible asset is $40,857 annually for years 2012 through 2016 and $10,215 in 2017.

Supplemental Retirement Benefits

Annual provisions are made for the estimated liability for accumulated supplemental retirement benefits under agreements with certain officers and directors.  These provisions are determined based on the terms of the agreements, as well as certain assumptions, including estimated service periods and discount rates.

Advertising Costs

All advertising costs are expensed as incurred.

Income Taxes

Deferred income taxes are provided on temporary differences between financial statement and income tax reporting.  Temporary differences are differences between the amounts of assets and liabilities reported for financial statement purposes and its tax bases.  Deferred tax assets are recognized for temporary differences that will be deductible in future years’ tax returns and for operating loss and tax credit carryforwards.  Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized.  Deferred tax liabilities are recognized for temporary differences that will be taxable in future years’ tax returns.

Benefits from tax positions taken or expected to be taken in a tax return are not recognized if the likelihood that the tax position would be sustained upon examination by a taxing authority is considered to be 50% or less.  The Corporation has adopted the policy of classifying any interest and penalties resulting from the filing of its income tax returns in the provision for income taxes.

The Corporation is not currently subject to state or local income taxes.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Bank, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Bank does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

The transfer of a participating interest in an entire financial asset must also meet the definition of a participating interest.  A participating interest in a financial asset has all of the following characteristics:  (1) from the date of transfer, it must represent a proportionate (pro rata) ownership interest in the financial asset, (2) from the date of transfer, all cash flows received, except any cash flows allocated as any compensation for servicing or other services performed, must be divided proportionately among participating interest holders in the amount equal to their share ownership, (3) the rights of each participating interest holder must have the same priority, (4) no party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to do so.

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income.

Per Share Data

Basic net income per share is computed based on the weighted average number of shares of common stock outstanding during each year.  Diluted net income per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued.  Potential common shares that may be issued by the Corporation relate solely to outstanding stock options, and are determined using the treasury stock method.

The weighted average number of shares used for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Basic	3,445,469	3,444,703	3,443,093

Diluted	3,445,469	3,444,703	3,443,283

Dividends per share are based on the number of shares outstanding at the declaration date.

Rate Lock Commitments

Loan commitments related to the origination or acquisition of mortgage loans that will be held for sale are accounted for as derivative instruments.  The Bank enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate lock commitments).  Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives.  Accordingly, such commitments, along with any related fees received from potential borrowers, are to be recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in the net gain or loss on sale of mortgage loans.  Fair value is based on fees currently charged to enter into similar agreements, and for fixed-rate commitments also considers the difference between current levels of interest rates and the committed rates.  At December 31, 2011 and 2010, derivative assets and liabilities relating to rate lock commitments were not material to the consolidated financial statements.

Fair Values of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully discussed in Note 21.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Subsequent Events

Management evaluated subsequent events through the date the consolidated financial statements were issued.  Events or transactions occurring after December 31, 2011, but prior to when the consolidated financial statements were issued, that provided additional evidence about conditions that existed at December 31, 2011, have been recognized in the financial statements for the year ended December 31, 2011.  Events or transactions that provided evidence about conditions that did not exist at December 31, 2011 but arose before the financial statements were issued, have not been recognized in the consolidated financial statements for the year ended December 31, 2011.

Reclassifications

Certain reclassifications of 2010 amounts have been made to conform to the 2011 presentation.

Note 2. New Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-06, Fair Value Measurements and Disclosures, which provides amendments to ASC 820-10. This standard enhanced information reported to users of the financial statements by providing additional disclosures about the fair value measurements.  This standard was effective for the Company as of January 1, 2010; except for the purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements.  Those disclosures were effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this ASU did not have an impact on the Corporation’s financial position or results of operations.

In July 2010, the FASB issued ASU 2010-20, Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.  The new guidance increased disclosures made about the credit quality of loans and the allowance for credit losses.  The disclosures provide additional information about the nature of credit risk inherent in the Corporation’s loans, how credit risk is analyzed and assessed, and the reasons for the change in the allowance for loan losses.  The requirements were generally effective for the Corporation’s year ended December 31, 2010 and the appropriate required disclosures were made in the consolidated financial statements. In January 2011, the FASB issued ASU 2011-01 delaying the effective date of the disclosures in ASU 2010-20 related to troubled debt restructuring until the second quarter of 2011 when FASB issued ASU 2011-02 A Creditors Determination of whether a Restructuring Is a Troubled Debt Restructuring. ASU 2011-02 provided clarification when a loan modification or restructuring is considered a troubled debt restructuring and required reconsideration based on the clarification for loan modifications and restructuring occurring after January 1, 2011. The adoption of ASU 2011-02 did not have a material impact on the Corporation’s consolidated financial statements.

In April 2011, The FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreement, amending ASC topic 860 to improve accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity by removing, from the assessment of effective control, the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee. Consequently, the amendments in this Update also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. The other criteria applicable to the assessment of effective control are not changed by the amendments in this Update. This guidance is effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of this standard is not expected to have an impact on the Corporation’s financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement; amending ASC topic 820 which eliminates terminology difference between U.S. generally accepted accounting principles (GAAP) and International Financial Reporting Standards (IFRS) on the measurement of fair value and the related fair value disclosures. While largely consistent with existing fair value measurement principles and disclosures, the changes were made as part of the continuing efforts to converge GAAP and IFRS. The adoption of this guidance is effective for annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation’s financial statements.

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income, amending ASC topic 220 to require that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, the guidance requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. In December 2011, the FASB issued ASU 2011-12 to defer changes in ASU 2011-05 that relate to the presentation of reclassification adjustments until FASB has time to reconsider the presentation of such adjustments, The remaining portion of ASU 2011-05 is effective for annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation’s financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, amending topic 350 to provide the option of a qualitative approach to test goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC topic 350. The entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted for annual or interim periods that were not yet issued. The Corporation does not expect the adoption of this standard to have any impact on the Corporation’s financial statements.

Note 3. Branch Acquisition	12 Months Ended
Dec. 31, 2011
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
NOTE 3 - BRANCH ACQUISITION

On November 30, 2009, the Bank entered into an agreement to purchase the Findlay, Ohio branch of The Home Savings and Loan Company. Under the terms of the agreement, the Bank assumed all deposits and purchased the related branch premises and certain loans. The transaction was completed in March 2010 with assets acquired and deposits assumed being recorded at their estimated fair values as follows:

Cash	$22,260,144
Loans	1,804,505
Bank premises	1,021,000
Goodwill	1,272,966
Core deposit intangible asset	286,000

Total assets acquired	$26,644,615

Deposits assumed	$26,644,615

Cash proceeds from the branch acquisition were used to fund $10 million of brokered certificates of deposit and $16.5 million of FHLB borrowings that matured during the second quarter of 2010.

Note 4. Securities	12 Months Ended
Dec. 31, 2011
Available-for-sale Securities [Table Text Block]
NOTE 4 – SECURITIES

The amortized cost and fair value of securities as of December 31, 2011 and 2010 are as follows:

	2011		2010
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
U.S. Government and agencies	$7,506,147	$7,520,670	$-	$-
Obligations of states and political subdivisions	46,459,322	49,310,795	46,547,112	47,298,232
Mortgage-backed	92,037,038	94,599,469	90,647,900	92,632,687
Other	501,888	525,023	501,888	509,442

Total	$146,504,395	$151,955,957	$137,696,900	$140,440,361

A summary of unrealized gains and losses on securities at December 31, 2011 and 2010 follows:

	2011		2010
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
U.S. Government and agencies	$16,318	$1,795	$-	$-
Obligations of states and political subdivisions	2,855,507	4,034	989,596	238,476
Mortgage-backed	2,570,111	7,680	2,529,120	544,333
Other	23,135	-	7,554	-

Total	$5,465,071	$13,509	$3,526,270	$782,809

The amortized cost and fair value of securities at December 31, 2011, by contractual maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
Due in one year or less	$845,916	$868,686
Due after one year through five years	11,312,586	11,514,873
Due after five years through ten years	17,843,616	18,972,817
Due after ten years	116,000,389	120,074,558
Other securities having no maturity date	501,888	525,023

Total	$146,504,395	$151,955,957

Securities with a carrying value of approximately $51,780,000 at December 31, 2011 and $92,860,000 at December 31, 2010 were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2011	Unrealized losses	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value
U.S. Government and agencies	$1,795	$997,970	$-	$-	$1,795	$997,970
Obligations of states and political subdivisions	4,034	1,594,949	-	-	4,034	1,594,949
Mortgage-backed	7,680	2,925,922	-	-	7,680	2,925,922

Total temporarily impaired securities	$13,509	$5,518,841	$-	$-	$13,509	$5,518,841

2010
Obligations of states and political subdivisions	$238,476	$14,114,225	$-	$-	$238,476	$14,114,225
Mortgage-backed	544,333	23,998,771	-	-	544,333	23,998,771

Total temporarily impaired securities	$782,809	$38,112,996	$-	$-	$782,809	$38,112,996

There were five securities in an unrealized loss position at December 31, 2011, none of which were in a continuous unrealized loss position for twelve months or more.  Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition, the Corporation’s ability to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of December 31, 2011 were primarily the result of customary and expected fluctuations in the bond market.  As a result, all security impairments as of December 31, 2011 are considered to be temporary.

Gross realized gains from sale of securities, including securities calls, amounted to $897,086 in 2011, $278,242 in 2010, and $130,600 in 2009, with the income tax provision applicable to such gains amounting to $305,009 in 2011, $94,602 in 2010, and $44,404 in 2009.  Gross realized losses from sale of securities amounted to $322 in 2011 and $1,107 in 2009 (none in 2010), with related income tax effect of $109 in 2011, and $376 in 2009.

Note 5. Loans	12 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5 - LOANS

Loans at December 31, 2011 and 2010 consist of the following:

	2011	2010

Residential real estate	$62,134,624	$70,070,938
Commercial	223,734,858	242,535,050
Agriculture	46,719,505	63,122,110
Consumer	5,357,721	7,919,389

Total loans	$337,946,708	$383,647,487

Fixed rate loans approximated $61,115,000 at December 31, 2011 and $70,000,000 at December 31, 2010.  Certain commercial and agricultural loans are secured by real estate.

Most of the Bank’s lending activities are with customers located in Northwestern and West Central Ohio.  As of December 31, 2011 and 2010, the Bank’s loans from borrowers in the agriculture industry represent the single largest industry and amounted to $46,719,505 and $63,122,110 respectively.  Agriculture loans are generally secured by property and equipment.  Repayment is primarily expected from cash flow generated through the harvest and sale of crops or milk production for dairy products.  Agriculture customers are subject to various risks and uncertainties which can adversely impact the cash flow generated from their operations, including weather conditions; milk production; health and stability of livestock; costs of key operating items such as fertilizer, fuel, seed, or animal feed; and market prices for crops, milk, and livestock.  Credit losses arising from the Bank’s lending experience in the agriculture industry compare favorably with the Bank’s loss experience on their loan portfolio as a whole.  Credit evaluation of agricultural lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

The Bank originates 1-4 family real estate and consumer loans utilizing credit reports to supplement the underwriting process. The Bank’s manual underwriting standards for 1-4 family loans are generally in accordance with FHLMC manual underwriting guidelines.  Properties securing 1-4 four-family real estate loans are appraised by fee appraisers, which is independent of the loan origination function and has been approved by the Board of Directors and the Loan Policy Committee  The loan-to-value ratios normally do not exceed 80% without credit enhancements such as mortgage insurance.  The Bank will lend up to 100% of the lesser of the appraised value or purchase price for conventional 1-4 family real estate loans, provided private mortgage insurance is obtained. The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan.  To monitor and manage loan risk, policies and procedures are developed and modified, as needed by management. This activity, coupled with smaller loan amounts that are spread across many individual borrowers, minimizes risk. Additionally, market conditions are reviewed by management on a regular basis.  The Bank’s 1-4 family real estate loans are secured primarily by properties located in its primary market area.

Commercial and agricultural real estate loans are subject to underwriting standards and processes similar to commercial and agricultural operating loans, in addition to those unique to real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial and agricultural real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan.  Loan to value is generally 75% of the cost or value of the assets.  Appraisals on properties securing these loans are performed by fee appraisers approved by the Board of Directors.  Because payments on commercial and agricultural real estate loans are often dependent on the successful operation or management of the properties, repayment of such loans may be subject to adverse conditions in the real estate market or the economy.  Management monitors and evaluates commercial and agricultural real estate loans based on collateral and risk rating criteria. The Bank may require guarantees on these loans.  The Bank’s commercial and agricultural real estate loans are secured primarily by properties located in its primary market area.

Commercial and agricultural operating loans are underwritten based on the Bank’s examination of current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed.  This underwriting includes the evaluation of cash flows of the borrower, underlying collateral, if applicable and the borrower’s ability to manage its business activities. The cash flows of borrowers and the collateral securing these loans may fluctuate in value after the initial evaluation. A first priority lien on the general assets of the business normally secures these types of loans. Loan to value limits vary and are dependent upon the nature and type of the underlying collateral and the financial strength of the borrower. Crop and/or hail insurance may be required for agricultural borrowers.  Loans are generally guaranteed by the principal(s). The Bank’s commercial and agricultural operating lending is primarily in its primary market area.

The Bank maintains an internal audit department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management and the audit committee. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Bank’s policies and procedures.

The following represents a summary of the activity in the allowance for loan losses for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009

Balance at beginning of year	$8,016,786	$4,803,595	$3,198,130
Provision charged to operations	4,375,000	6,550,000	7,525,000
Loans charged-off	(4,238,203)	(3,823,427)	(6,276,801)
Recoveries of loans charged-off	389,784	486,618	357,266

Total	$8,543,367	$8,016,786	$4,803,595

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2011:

		Commercial
		and	Residential
	Commercial	multi-family real estate	1 – 4 family real estate	Consumer	Total
Balance at December 31, 2010	$2,886,467	$3,915,323	$886,879	$328,117	$8,016,786
Provision charged to expenses	195,588	3,918,741	485,876	(225,205)	4,375,000
Losses charged off	(503,218)	(3,131,582)	(515,469)	(87,934)	(4,238,203)
Recoveries	17,792	144,752	141,655	85,585	389,784

Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

		Commercial
		and	Residential
	Commercial	multi-family real estate	1 – 4 family real estate	Consumer	Total
2011
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$754,874	$1,235,351	$-	$-	$1,990,225
Collectively evaluated for impairment	1,841,755	3,611,883	998,941	100,563	6,553,142

Total allowance for loan losses	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
Loans:
Individually evaluated for impairment	$3,972,618	$16,842,092	$172,494	$-	$20,987,204
Collectively evaluated for impairment	58,349,383	191,290,270	61,962,130	5,357,721	316,959,504

Total ending loans balance	$62,322,001	$208,132,362	$62,134,624	$5,357,721	$337,946,708

		Commercial
		and	Residential
	Commercial	multi-family real estate	1 – 4 family real estate	Consumer	Total
2010
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$252,263	$439,517	$-	$-	$691,780
Collectively evaluated for impairment	2,634,204	3,543,396	886,879	260,527	7,325,006

Total allowance for loan losses	$2,886,467	$3,982,913	$886,879	$260,527	$8,016,786

Loans:
Individually evaluated for impairment	$3,663,669	$11,834,092	$190,864	$-	$15,688,625
Collectively evaluated for impairment	75,462,368	214,697,031	69,880,074	7,919,389	367,958,862
Total ending loans balance	$79,126,037	$226,531,123	$70,070,938	$7,919,389	$383,647,487

Impaired loans were as follows as of December 31, 2011 and 2010:

	2011	2010

Loans with no allowance for loan losses allocated	$7,660,276	$9,612,896
Loans with allowance for loan losses allocated	13,326,928	6,075,729

Total impaired loans	$20,987,204	$15,688,625

Amount of the allowance allocated to impaired loans	$1,990,225	$691,780

The following is a summary of the activity in the allowance for loan losses of impaired loans, which is a part of the Bank’s overall allowance for loan losses for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009

Balance at beginning of year	$691,780	$1,228,814	$1,054,518
Provision charged to operations	4,409,468	2,157,658	5,640,681
Loans charged-off	(3,111,023)	(2,694,692)	(5,466,385)

Balance at end of year	$1,990,225	$691,780	$1,228,814

No additional funds are committed to be advanced in connection with impaired loans.

The average balance of impaired loans approximated $19,429,000 in 2011, $15,487,000 in 2010, and $7,851,000 in 2009.  There was approximately $229,000 and $95,000 in interest income recognized by the Bank on impaired loans on an accrual or cash basis during 2011 and 2010, respectively (none in 2009).

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2011 and 2010:

	2011		2010
	Recorded investment	Allowance for loan losses allocated	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded:
Commercial	$-	$-	$2,381,774	$-
Commercial and multi-family real estate	5,184,050	-	7,040,255	-
Agriculture	2,303,732	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	172,494	-	190,864	-

With an allowance recorded:
Commercial	619,618	619,618	1,281,895	252,263
Commercial and multi-family real estate	10,870,325	1,235,351	4,793,837	439,517
Agriculture	1,836,985	135,256	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	-	-	-	-

Total	$20,987,204	$1,990,225	$15,688,625	$691,780

Loans on non-accrual of interest approximated $21,700,000 and $16,497,000 at December 31, 2011 and 2010, respectively.  Loans past due 90 days or more and still accruing interest approximated $55,000 and $126,000 at December 31, 2011 and 2010, respectively.

The following table presents the recorded investment in nonaccrual loans, loans past due over 90 days still on accrual and troubled debt restructurings by class of loans as of December 31, 2011 and 2010:

	2011			2010
	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings

Commercial	$684,763	$-	$619,618	$40,460	$-	$1,008,556
Commercial real estate	15,887,322	-	10,209,573	9,604,525	-	4,417,357
Agricultural real estate	1,074,694	-	-	1,350,336	-	175,768
Agriculture	1,064,282	-	2,303,732	2,272,939	-	-
Consumer	97	9,437	-	3,244	65,229	-
Residential:
1 – 4 family	2,867,753	26,002	57,192	3,077,011	55,745	59,439
Home equity	121,230	20,003	-	148,902	4,992	-

Total	$21,700,141	$55,442	$13,190,115	$16,497,417	$125,966	$5,661,120

The following table presents the aging of the recorded investment in past due loans as of December 31, 2011 and 2010 by class of loans:

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2011
Commercial	$264,350	$503,099	$19,356	$786,805	$43,816,740	$44,603,545
Commercial real estate	2,072,253	1,929,564	4,831,138	8,832,955	170,298,358	179,131,313
Agriculture	-	-	1,029,883	1,029,883	16,688,573	17,718,456
Agricultural real estate	-	-	933,945	933,945	28,067,104	29,001,049
Consumer	150,626	29,222	9,534	189,382	5,168,339	5,357,721
Residential real estate	2,244,462	877,860	544,990	3,667,312	58,467,312	62,134,624

Total	$4,731,691	$3,339,745	$7,368,846	$15,440,282	$322,506,426	$337,946,708

2010
Commercial	$-	$379,365	$-	$379,365	$53,529,128	$53,908,493
Commercial real estate	2,294,126	262,242	6,367,537	8,923,905	179,702,652	188,626,557
Agriculture	496,575	106,984	1,338,671	1,942,230	23,275,314	25,217,544
Agricultural real estate	275,437	27,377	898,625	1,201,438	36,703,128	37,904,566
Consumer	127,817	51,934	65,228	244,979	7,414,510	7,659,489
Residential real estate	1,626,599	720,314	1,456,454	3,803,367	66,527,471	70,330,838

Total	$4,820,554	$1,548,216	$10,126,514	$16,495,284	$367,152,203	$383,647,487

Credit Quality Indicators:

The Bank categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as:  current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Bank analyzes loans individually by classifying the loans as to the credit risk.  This analysis generally includes loans with an outstanding balance greater than $100,000 and non-homogenous loans, such as commercial and commercial real estate loans.  This analysis is performed on a quarterly basis.  The Bank uses the following definitions for risk ratings:

•
Special Mention:  Loans which possess some credit deficiency or potential weakness which deserves close attention, but which do not yet warrant substandard classification.  Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future.  The key distinctions of a Special Mention classification are that (1) it is indicative of an unwarranted level of risk, and (2) weaknesses are considered "potential", versus "defined", impairments to the primary source of loan repayment.

•
Substandard:  These loans are inadequately protected by the current sound net worth and paying ability of the borrower.  Loans of this type will generally display negative financial trends such as poor or negative net worth, earnings or cash flow.  These loans may also have historic and/or severe delinquency problems, and bank management may depend on secondary repayment sources to liquidate these loans.  The bank could sustain some degree of loss in these loans if the weaknesses remain uncorrected.

•
Doubtful:  Loans in this category display a high degree of loss, although the amount of actual loss at the time of classification is undeterminable.  This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.  Loans listed as not rated are generally either less than $100,000 or are included in groups of homogenous loans.  As of December 31, 2011 and 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	Pass	Special Mention	Substandard	Doubtful	Not rated
2011
Commercial	$54,683,831	$2,966,782	$3,768,348	$903,040	$-
Commercial and multi-family real estate	170,750,804	9,245,517	27,202,096	933,945	-
Residential 1 – 4 family	-	257,860	245,204	12,976	61,618,584
Consumer	-	2,538	18,716	-	5,336,467

Total	$225,434,635	$12,472,697	$31,234,364	$1,849,961	$66,955,051

	Pass	Special Mention	Substandard	Doubtful	Not rated
2010
Commercial	$70,136,217	$4,553,372	$2,324,007	$2,112,441	$-
Commercial and multi-family real estate	193,224,417	6,314,661	26,058,100	933,945	-
Residential 1 – 4 family	-	305,505	3,485,129	16,926	66,523,278
Consumer	-	-	-	-	7,919,389

Total	$263,360,634	$11,173,538	$31,867,236	$3,063,312	$74,442,667

The Bank considers the performance of the loan portfolio and its impact on the allowance for loan losses.  For residential 1 – 4 family and consumer loan classes, the Bank also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment in residential 1 – 4 family and consumer loans that are not risk rated, based on payment activity as of December 31, 2011 and 2010:

	2011		2010
	Consumer	Residential 1 – 4 family	Consumer	Residential 1 – 4 family

Performing	$5,326,933	$60,070,730	$7,854,161	$65,223,251
Nonperforming	9,534	1,547,854	65,228	1,300,027

Total	$5,336,467	$61,618,584	$7,919,389	$66,523,278

Purchased Loans:

From time to time, the Bank enters into loan participation agreements to purchase loans and also acquired loans through the Findlay branch acquisition described in Note 3.  At December 31, 2011, the Bank held no loans for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected.

Modifications:

The Bank’s loan portfolio also includes certain loans that have been modified in a Troubled Debt Restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties.  These concessions typically result from the Bank’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions.  All TDRs are also classified as impaired loans.

When the Bank modifies a loan, management evaluates any possible concession based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except with the sole (remaining) source of repayment for the loan in the operation or liquidation of the collateral.  In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows.  If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment is recognized through a specific reserve in the allowance or a direct write down of the loan balance if collection is not expected.

The following table includes the recorded investment and number of modifications for TDR loans during the year ended December 31, 2011.

	Number of modifications	Recorded investment	Allowance for loan losses allocated
Troubled Debt Restructurings:
Commercial Real Estate	3	$5,907,121	$778,541

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan customers of the Bank.  Such loans are made in the ordinary course of business in accordance with the normal lending policies of the Bank, including the interest rate charged and collateralization.  Such loans amounted to $3,013,156 and $3,164,300 at December 31, 2011 and 2010, respectively.  The following is a summary of activity during 2011, 2010, and 2009 for such loans:

	2011	2010	2009

Beginning of year	$3,164,300	$3,353,452	$3,988,374
Additions	35,000	60,997	1,999,262
Repayments	(186,144)	(250,149)	(2,634,184)

End of year	$3,013,156	$3,164,300	$3,353,452

Additions and repayments include loan renewals, as well as net borrowings and repayments under revolving lines-of-credit.

Note 6. Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2011 and 2010:

	2011	2010

Land and improvements	$2,479,913	$2,479,913
Buildings	9,008,149	8,969,778
Equipment	4,100,294	4,128,361

	15,588,356	15,578,052
Less accumulated depreciation	6,007,045	5,644,620

Premises and equipment, net	$9,581,311	$9,933,432

Depreciation expense amounted to $520,448 in 2011, $531,937 in 2010 and $493,130 in 2009.

Note 7. Servicing	12 Months Ended
Dec. 31, 2011
Long-term Contracts or Programs Disclosure [Text Block]
NOTE 7 - SERVICING

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balance of mortgage loans serviced for others approximated $164,568,000 and $175,931,000 at December 31, 2011 and 2010, respectively.

Mortgage servicing rights are included in other assets in the accompanying consolidated balance sheets.  The Bank has elected to record its mortgage servicing rights using the fair value measurement method.  Significant assumptions used in determining the fair value of servicing rights as of December 31, 2011 and 2010 include:

Prepayment assumptions:	Based on the PSA Standard Prepayment Model
Internal rate of return :	8% to 10%
Servicing costs:	$40 – $55 per loan, annually, increased at the rate of $1 per 1% delinquency based on loan count
Inflation rate of servicing costs:	3%

Following is a summary of mortgage servicing rights activity for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Fair value at beginning of year	$1,114,126	$1,273,525	$703,388
Capitalized servicing rights – new loan sales	168,342	315,039	612,499
Disposals (amortization based on loan payments and payoffs)	(240,662)	(332,851)	(237,463)
Change in fair value	(314,566)	(141,587)	195,101

Fair value at end of year	$727,240	$1,114,126	$1,273,525

The change in fair value of servicing rights for the year ended December 31, 2011 resulted from changes in external market conditions, including conditions that increased prepayment assumptions, which is a key valuation input used in determining the fair value of servicing.  While prepayment assumptions are constantly changing, such changes are typically within a relatively small parameter from period to period.  However, due to the declines in the secondary market mortgage rates experienced during 2011, the prepayment assumption factor used in determining the fair value of servicing at December 31, 2011 was 465 compared to 321 at December 31, 2010 and 300 at December 31, 2009.

Note 8. Prepaid FDIC Assessments	12 Months Ended
Dec. 31, 2011
Schedule of Regulatory Assets and Liabilities [Text Block]
NOTE 8 - PREPAID FDIC ASSESSMENTS

On September 29, 2009, the FDIC adopted a Notice of Proposed Rule making it mandatory that insured depository institutions prepay their quarterly risk-based assessments to the FDIC on December 30, 2009 for the fourth quarter of 2009 and for the years 2010 through 2012. As a result, the Bank had prepaid FDIC assessments amounting to $946,819 at December 31, 2011 and $1,888,581 at December 31, 2010 and such amounts are included in other assets in the accompanying consolidated balance sheets.

Note 9. Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Text Block]
NOTE 9 - DEPOSITS

Time deposits at December 31, 2011 and 2010 include individual deposits of $100,000 or more approximating $83,842,000 and $80,791,000, respectively.  Interest expense on time deposits of $100,000 or more approximated $1,311,000 for 2011, and $1,520,000 for 2010.  The bank held no brokered deposits at December 31, 2011 or 2010.  Interest on brokered deposits approximated $158,000 in 2010 and none in 2011.

At December 31, 2011, time deposits approximated $242,740,000 and were scheduled to mature as follows: 2012, $160,986,000; 2013, $25,052,000; 2014, $21,658,000; 2015, $17,976,000; 2016, $14,286,000; and thereafter, $2,782,000.

Note 10. Other Borrowings	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
NOTE 10 – OTHER BORROWINGS

Other borrowings consists of the following at December 31, 2011 and 2010:

	2011	2010
Federal Home Loan Bank borrowings:
Secured note, with interest at 4.28%, due June 24, 2011	$-	$17,000,000
Secured note, with interest at 2.18%, due July 3, 2012	5,000,000	5,000,000
Secured note, with interest at 4.25% through February 28, 2008, thereafter putable back at the option of the holder, due August 28, 2012	5,000,000	5,000,000
Secured note, with interest at 4.20% through February 28, 2008, thereafter putable back at the option of the holder, due February 28, 2017	10,000,000	10,000,000
Secured note, with interest at 3.95% through September 11, 2008, thereafter putable back at the option of the holder, due September 11, 2017	7,500,000	7,500,000
Advances secured by individual residential mortgages under blanket agreement	64,985	100,197

Total Federal Home Loan Bank borrowings	27,564,985	44,600,197

Customer repurchase agreements with an average outstanding rate of .17% at December 31, 2011 and .25% at December 31, 2010	5,215,978	11,177,637

Total other borrowings	$32,780,963	$55,777,834

Federal Home Loan Bank borrowings are secured by Federal Home Loan Bank stock and eligible mortgage loans approximating $92,165,870 at December 31, 2011.   The interest rates on advances outstanding at December 31, 2011, secured by individual mortgages under blanket agreement, ranged from 2.18% to 8.80%, with varying maturities through July 2019.  At December 31, 2011, the Bank had $17,700,000 of borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.

Future contractual maturities of other borrowings, excluding short-term customer repurchase agreements, are as follows at December 31, 2011:  2012, $10,019,214; 2013, $13,722; 2014, $9,858; 2015, $7,514; 2016, $6,426 and thereafter, $17,508,251.

Note 11. Junior Subordinated Deferrable Interest Debentures	12 Months Ended
Dec. 31, 2011
Subordinated Borrowings Disclosure [Text Block]
NOTE 11 - JUNIOR SUBORDINATED DEFERRABLE INTEREST DEBENTURES

The Corporation has formed and invested $300,000 in a business trust, United (OH) Statutory Trust (United Trust) which is not consolidated by the Corporation.  United Trust issued $10,000,000 of trust preferred securities, which are guaranteed by the Corporation, and are subject to mandatory redemption upon payment of the debentures.  United Trust used the proceeds from the issuance of the trust preferred securities, as well as the Corporation’s capital investment, to purchase $10,300,000 of junior subordinated deferrable interest debentures issued by the Corporation.  The debentures have a stated maturity date of March 26, 2033.  As of March 26, 2008, and quarterly thereafter, the debentures may be shortened at the Corporation’s option.  The interest rate of the debentures was fixed at 6.40% for a five-year period through March 26, 2008.  Effective March 27, 2008, interest is at a floating rate adjustable quarterly and equal to 315 basis points over the 3-month LIBOR amounting to 3.72% at December 31, 2011, 3.44% at December 31, 2010 and 3.52% at December 31, 2009, with interest payable quarterly.  The Corporation has the right, subject to events in default, to defer payments of interest on the debentures by extending the interest payment period for a period not exceeding 20 consecutive quarterly periods.  Interest expense on the debentures amounted to $350,180 in 2011, $353,965 in 2010, and $409,971 in 2009, and is included in interest expense-borrowings in the accompanying consolidated statements of income.

Each issue of the trust preferred securities carries an interest rate identical to that of the related debenture.  The securities have been structured to qualify as Tier I capital for regulatory purposes and the dividends paid on such are tax deductible.  However, the securities cannot be used to constitute more than 25% of the Corporation’s Tier I capital inclusive of these securities under Federal Reserve Board guidelines.

Note 12. Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense Disclosure [Text Block]
NOTE 12 - OTHER OPERATING EXPENSES

Other operating expenses consisted of the following for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Data processing	$360,003	$510,621	$586,143
Professional fees	856,712	953,801	683,860
Franchise tax	397,210	452,185	522,909
Advertising	615,033	546,025	339,246
ATM processing and other fees	249,996	227,685	144,606
Amortization of core deposit intangible asset	40,857	94,218	253,980
Postage	175,993	192,699	192,138
Stationery and supplies	191,832	172,594	123,899
FDIC assessment	995,252	806,533	1,150,962
Loan closing fees	193,151	191,951	154,230
Internet banking	233,961	175,683	181,640
Other real estate owned	505,833	427,712	53,283
Other	1,292,565	1,540,353	1,225,722

Total other operating expenses	$6,108,398	$6,292,060	$5,612,618

Note 13. Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income (Loss) Note [Text Block]
NOTE 13 - OTHER COMPREHENSIVE INCOME

The components of other comprehensive income and related tax effects are as follows for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
Unrealized holding gains (losses) on available-for-sale securities	$3,604,865	$(553,784)	$4,329,683
Reclassification adjustments for net securities gains realized in income	(896,764)	(278,242)	(129,493)
Net unrealized gains (losses)	2,708,101	(832,026)	4,200,190
Tax effect	920,754	(282,889)	1,428,065

Net-of-tax amount	$1,787,347	$(549,137)	$2,772,125

Note 14. Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 14 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2011, 2010 and 2009 consist of the following:

	2011	2010	2009

Current	$334,354	$1,008,711	$436,565
Deferred	(232,354)	(865,711)	(280,565)

Total provision for income taxes	$102,000	$143,000	$156,000

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	2011	2010	2009

Expected tax using statutory tax rate of 34%	$1,035,200	$1,003,200	$1,033,100
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(670,000)	(696,800)	(706,800)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	3,000	4,900	8,600
Tax-exempt income on life insurance contracts	(155,200)	(167,500)	(174,100)
Deductible dividends paid to United Bancshares, Inc. ESOP	(1,500)	(48,400)	(61,700)
Uncertain tax position reserves	(115,100)	39,700	54,300
Other, net	5,600	7,900	2,600

Total provision for income taxes	$102,000	$143,000	$156,000

The deferred income tax credit of $232,354 in 2011, $865,711 in 2010, and $280,565 in 2009 resulted from the tax effects of temporary differences.  There was no impact for changes in tax laws and rates or changes in the valuation allowance for deferred tax assets.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	2011	2010

Deferred tax assets:
Allowance for loan losses	$2,940,300	$2,792,000
Deferred compensation	298,700	315,600
Alternative minimum tax credits	395,200	267,900
Nonaccrual loan interest	314,100	192,800
Deferred loan fees	130,400	135,000
Other real estate owned	68,100	33,500
Accrued expenses and other	214,000	119,200

Total deferred tax assets	4,360,800	3,856,000

Deferred tax liabilities:
Unrealized gain on securities available-for-sale	1,853,531	932,777
Federal Home Loan Bank stock dividends	877,500	877,500
Capitalized mortgage servicing rights	247,300	378,800
Depreciation and amortization	1,828,000	1,400,300
Prepaid expenses	85,700	96,800
Other	10,069	22,723

Total deferred tax liabilities	4,902,100	3,708,900

Net deferred tax assets (liabilities)	$(541,300)	$147,100

Net deferred tax assets (liabilities) at December 31, 2011 and 2010 are included in other assets (liabilities) in the consolidated balance sheets.

Management believes it is more likely than not that the benefit of deferred tax assets will be realized.  Consequently, no valuation allowance for deferred tax assets is deemed necessary as of December 31, 2011 and 2010.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010

Balance at January 1	$235,100	$203,000
Additions based on tax positions related to the current year	23,000	32,100
Additions for tax positions of prior years	-	-
Reductions for tax positions of prior years	(200)	-
Reductions due to the statute of limitation	(82,300)	-
Settlements	(48,800)	-

Balance at December 31	$126,800	$235,100

The Corporation had unrecognized tax benefits of $126,800 and $235,100 at December 31, 2011 and 2010, respectively.  Such unrecognized tax benefits, if recognized, would favorably affect the effective income tax rate in future periods. The Corporation does not expect the total amount of unrecognized tax benefits to significantly change in the next twelve months.

The amount of accrued interest, net of federal tax, related to the Corporation’s uncertain tax positions was $8,900 at December 31, 2011 and $15,700 at December 31, 2010, respectively.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no longer subject to examination by taxing authorities for years before 2008.  A federal examination of the Corporation’s 2009 tax year was settled in 2011 resulting in no material impact to the Corporation’s financial position.

Note 15. Employee and Director Benefits	12 Months Ended
Dec. 31, 2011
Compensation and Employee Benefit Plans [Text Block]
NOTE 15 - EMPLOYEE AND DIRECTOR BENEFITS

The Corporation and Bank sponsor a salary deferral, defined contribution plan which provides for both profit sharing and employer matching contributions.  The plan permits investing in the Corporation’s stock subject to certain limitations.  Participants who meet certain eligibility conditions are eligible to participate and defer a specified percentage of their eligible compensation subject to certain income tax law limitations.  The Corporation makes discretionary matching and profit sharing contributions, as approved annually by the Board of Directors, subject to certain income tax law limitations.  Contribution expense for the plan amounted to $519,300, $511,935, and $487,745 in 2011, 2010, and 2009, respectively.  At December 31, 2011, the Plan owned 333,396 shares of the Corporation’s common stock.

The Bank also sponsors nonqualified deferred compensation plans, covering certain directors and employees, which have been indirectly funded through the purchase of split-dollar life insurance policies.  In connection with the policies, the Bank has provided an estimated liability for accumulated supplemental retirement benefits amounting to $588,203 and $623,699 at December 31, 2011 and 2010, respectively, which is included in other liabilities in the accompanying consolidated balance sheets.  The Bank has also purchased split-dollar life insurance policies for investment purposes to fund other employee benefit plans.  The combined cash values of these policies aggregated $12,741,053 and $12,322,390 at December 31, 2011 and 2010, respectively.

Under an employee stock purchase plan, eligible employees may defer a portion of their compensation and use the proceeds to purchase stock of the Corporation at a discount determined semi-annually by the Board of Directors as stipulated in the plan.  The Corporation sold from treasury 790 shares in 2011, 1,123 shares in 2010, and 2,103 shares in 2009 under the plan.

The Bank has an agreement with Leipsic’s former President, who is the Corporation’s current Chairman of the Board of Directors, to provide for retirement compensation benefits.  Such benefits are to be paid over a period of twenty years commencing upon retirement effective December 31, 2001.  At December 31, 2011 and 2010, the net present value (based on the 12% discount rate in effect at the time of origination of the agreement) of future deferred compensation payments amounted to $290,416 and $304,625, respectively.  Such amounts are included in other liabilities in the December 31, 2011 and 2010 consolidated balance sheets.  A split-dollar life insurance policy has been purchased and is available to fund a portion of the future deferred compensation payments.  The cash value of the policy amounted to $594,534 and $572,281 at December 31, 2011 and 2010, respectively.

The Chief Executive Officer and Chief Financial Officer of the Corporation have employment agreements which provide for certain compensation and benefits should any triggering events occur, as specified in the agreements, including change of control or termination without cause.

Note 16. Stock Options	12 Months Ended
Dec. 31, 2011
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
NOTE 16 - STOCK OPTIONS

The following summarizes stock options activity for the years ended December 31, 2011, 2010, and 2009:

	2011		2010		2009
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of year	-	$-	5,146	$9.66	5,146	$9.66
Expired	-	-	(5,146)	9.66	-	-

Outstanding and exercisable at end of year	-	$-	-	$-	5,146	$9.66

Options outstanding at December 31, 2009 at an exercise price of $9.66 expired May 5, 2010.

Note 17. Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Additional Financial Information Disclosure [Text Block]
NOTE 17 - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Bank is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments are primarily loan commitments to extend credit and letters of credit.  These instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated balance sheets.  The contract amount of these instruments reflects the extent of involvement the Bank has in these financial instruments.

The Bank’s exposure to credit loss in the event of the nonperformance by the other party to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of these instruments.  The Bank uses the same credit policies in making loan commitments as it does for on-balance sheet loans.

The following financial instruments whose contract amount represents credit risk were outstanding at December 31, 2011 and 2010:

	Contract amount
	2011	2010

Commitments to extend credit	$67,009,000	$67,433,000

Letters of credit	$2,389,000	$2,602,000

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements.  The Bank evaluates each customer’s credit worthiness on a case-by-case basis.  The amount of collateral obtained if deemed necessary by the Bank upon extension of credit is based on management’s credit evaluation of the customer.  Collateral held varies but may include accounts receivable, inventory, property, plant, and equipment, and income-producing commercial properties.

Letters of credit are written conditional commitments issued by the Bank to guarantee the performance of a customer to a third party and are reviewed for renewal at expiration.  All letters of credit outstanding at December 31, 2011 expire in 2012.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers.  The Bank requires collateral supporting these commitments when deemed necessary.

Note 18. Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE 18 - REGULATORY MATTERS

The Corporation (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s and Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined).  Management believes, as of December 31, 2011 and 2010, that the Corporation and Bank meet all capital adequacy requirements to which they are subject.  Furthermore, the Board of Directors of the Bank has adopted a resolution to maintain Tier I capital at or above 8% of total assets.

As of December 31, 2011, the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action.  To be categorized as “well capitalized”, an institution must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Bank is currently working with regulatory agencies to address certain regulatory matters resulting from the Bank’s most recent examination.  The management of the Bank is actively working towards achieving a resolution of any and all matters identified by the regulators during this examination and management does not believe that compliance with these issues will have a material adverse effect on the operations or financial condition of the Bank.

The actual capital amounts and ratios of the Corporation and Bank as of December 31, 2011 and 2010 are presented in the following table:

			Minimum capital		Minimum to be well capitalized under prompt corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2011
Total Capital (to Risk-Weighted Assets) Consolidated	$62,785	15.3%	$32,870	> 8.0%	N/A	N/A
Bank	$60,201	14.7%	$32,701	> 8.0%	$40,876	10.0%
Tier I Capital (to Risk-Weighted Assets) Consolidated	$57,607	14.0%	$16,435	> 4.0%	N/A	N/A
Bank	$55,049	13.5%	$16,350	> 4.0%	$24,526	6.0%
Tier I Capital (to Average Assets) Consolidated	$57,607	10.0%	$23,101	> 4.0%	N/A	N/A
Bank	$55,049	9.5%	$23,073	> 4.0%	$28,841	5.0%

As of December 31, 2010
Total Capital (to Risk-Weighted Assets) Consolidated	$60,222	13.4%	$35,972	> 8.0%	N/A	N/A
Bank	$57,740	12.9%	$35,890	> 8.0%	$44,863	10.0%
Tier I Capital (to Risk-Weighted Assets) Consolidated	$54,572	12.1%	$17,986	> 4.0%	N/A	N/A
Bank	$52,103	11.6%	$17,945	> 4.0%	$26,918	6.0
Tier I Capital (to Average Assets) Consolidated	$54,572	9.0%	$24,338	> 4.0%	N/A	N/A
Bank	$52,103	8.6%	$24,311	> 4.0%	$30,388	5.0%

On a parent company only basis, the Corporation’s primary source of funds is dividends paid by the Bank.  The ability of the Bank to pay dividends is subject to limitations under various laws and regulations, and to prudent and sound banking principles.  Generally, subject to certain minimum capital requirements, the Bank may declare dividends without the approval of the State of Ohio Division of Financial Institutions, unless the total dividends in a calendar year exceed the total of the Bank’s net profits for the year combined with its retained profits of the two preceding years.

Note 19. Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 19 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 is as follows:

Condensed Balance Sheets	2011	2010

Assets:
Cash	$1,581,629	$416,912
Investment in bank subsidiary	67,489,762	62,835,606
Premises and equipment, net of accumulated depreciation	369,261	394,883
Other assets, including income taxes receivable from bank subsidiary of $491,937 in 2011 and $72,900 in 2010	691,234	1,700,012

Total assets	$70,131,886	$65,347,413

Liabilities:
Accrued expenses	$84,172	$42,350
Junior subordinated deferrable interest debentures	10,300,000	10,300,000

Total liabilities	10,384,172	10,342,350

Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,660,579	14,660,000
Retained earnings	42,543,363	39,600,718
Accumulated other comprehensive income	3,598,031	1,810,684
Treasury stock, at cost	(4,814,816)	(4,826,896)

Total shareholders’ equity	59,747,714	55,005,063

Total liabilities and shareholders’ equity	$70,131,886	$65,347,413

Condensed Statements of Income	2011	2010	2009

Income – including dividends from bank subsidiary	$575,099	$6,226	$3,006,657
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit	(499,263)	(419,766)	(511,641)

Income (loss) before equity in undistributed net income of bank subsidiary	75,836	(413,540)	2,495,016

Equity in undistributed net income of bank subsidiaries	2,866,809	3,221,222	387,580

Net income	$2,942,645	$2,807,682	$2,882,596

Condensed Statements of Cash Flows	2011	2010	2009

Cash flows from operating activities:
Net income	$3,517,645	$2,807,682	$2,882,596
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of bank subsidiary	(3,441,809)	(3,221,222)	(387,580)
Depreciation and amortization	25,622	25,621	25,622
Increase in other assets	1,008,778	(386,185)	(103,798)
Increase (decrease) in accrued expenses	41,822	(76,829)	614

Net cash provided by (used in) operating activities	1,152,058	(850,933)	2,417,454

Cash flows from financing activities:
Proceeds from sale of treasury shares	12,659	17,511	30,632
Cash dividends paid	-	(1,550,098)	(2,065,963)

Net cash used in financing activities	12,659	(1,532,587)	(2,035,331)

Net increase (decrease) in cash	1,164,717	(2,383,520)	382,123

Cash at beginning of the year	416,912	2,800,432	2,418,309

Cash at end of the year	$1,581,629	$416,912	$2,800,432

During 2005, the Board of Directors approved a program whereby the Corporation purchases shares of its common stock in the open market.  The decision to purchase shares, the number of shares to be purchased, and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which may impact the advisability of purchasing shares.  The Corporation did not purchase any shares in 2011, 2010, or 2009 under the program.

Note 20. Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
NOTE 20 - FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.  The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs.  An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are independent, knowledgeable, and both able and willing to transact.

FASB ASC 820-10, Fair Value Measurements (ASC 820-10) requires the use of valuation techniques that are consistent with the market approach, the income approach, and/or the cost approach.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities.  The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis.  The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).  Valuation techniques should be consistently applied.  Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability.  Inputs may be observable or unobservable.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  In that regard, ASC 820-10 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.  The fair value hierarchy is as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date.  Unobservable inputs reflect the Corporation’s own assumptions about what market participants would use to price the asset or liability.  The inputs are developed based on the best information available in the circumstances, which might include the Corporation’s own financial data such as internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

The following table summarizes financial assets (there were no financial liabilities) measured at fair value as of December 31, 2011 and 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Level 1	Level 2	Level 3	Total
2011	inputs	inputs	inputs	fair value

Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$7,520,670	$-	$7,520,670
Obligations of state and political subdivisions	-	49,310,795	-	49,310,795
Mortgage-backed	-	94,599,469	-	94,599,469
Other	-	525,023	-	525,023
Mortgage servicing rights	-	-	727,240	727,240

Total recurring	$-	$151,955,957	$727,240	$152,683,197

Nonrecurring:
Impaired loans, net	$-	$-	$18,996,979	$18,996,979
Other real estate owned	-	-	2,833,500	2,833,500

Total nonrecurring	$-	$-	$21,830,479	$21,830,479

2010

Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$47,298,232	$-	$47,298,232
Mortgage-backed		92,632,687	-	92,632,687
Other	-	509,442	-	509,442
Mortgage servicing rights	-	-	1,114,126	1,114,126

Total recurring	$-	$140,440,361	$1,114,126	$141,554,487

Nonrecurring:
Impaired loans, net	$-	$-	$14,996,845	$14,996,845
Other real estate owned	-	-	4,524,729	4,524,729

Total nonrecurring	$-	$-	$19,521,574	$19,521,574

There were no financial instruments measured at fair value that moved to a lower level in the fair value hierarchy during 2011 and 2010 due to the lack of observable quotes in inactive markets for those instruments at December 31, 2011 and 2010.

The table below presents a reconciliation and income statement classification of gains and losses for mortgage servicing rights, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Balance at beginning of year	$1,114,126	$1,273,525	$703,388
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	168,342	315,039	612,499
Disposals – amortization based on loan payments and payoffs	(240,662)	(332,851)	(237,463)
Other changes in fair value	(314,566)	(141,587)	195,101

Balance at end of year	$727,240	$1,114,126	$1,273,525

The following is a summary of the changes in other real estate owned measured at fair value on a nonrecurring basis:

Balance as of December 31, 2010	$4,524,729
Transfer of loans	498,000
Impairment	(351,049)
Net Proceeds from sales	(1,838,180)
Balance as of December 31, 2011	$2,833,500

The following summarizes the changes in impaired loans measured at fair value on a nonrecurring basis:

Balance as of December 31, 2010	$14,996,845
Net new impairments	7,775,908
Transferred to OREO or performing	(1,054,972)
Charged off or paid principal	(730,577)
Balance as of December 31, 2011	$20,987,204

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, follows.

In general, fair value is based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality, the Corporation’s creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Corporation’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Corporation’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Securities Available-for-Sale

Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities would typically include government bonds and exchange traded equities.  If quoted market prices are not available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.  Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include municipal bonds, mortgage-backed securities, and asset-backed securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities may be classified within Level 3 of the valuation hierarchy.  The Corporation did not have any securities classified as Level 1 or Level 3 at December 31, 2011 and 2010.

Mortgage Servicing Rights

The Corporation records mortgage servicing rights at estimated fair value based on a discounted cash flow model using level 3 inputs.  Due to the significance of the level 3 inputs, mortgage servicing rights have been classified as level 3.

Impaired Loans

The Corporation does not record impaired loans at fair value on a recurring basis.  However, periodically, a loan is considered impaired and is reported at the fair value of the underlying collateral, less estimated costs to sell, if repayment is expected solely from the collateral.  Collateral values are estimated using level 2 inputs, including recent appraisals and Level 3 inputs based on customized discounting criteria.  Due to the significance of the level 3 inputs, impaired loans fair values have been classified as level 3.

Losses included in earnings before income taxes amounted to $3,111,023 in 2011 and $2,072,456 in 2010, relating to impaired loans, and such losses are included in the provision for loan losses.  There were no gains or losses relating to securities available-for-sale included in earnings before income taxes that were attributable to changes in fair values of securities held at December 31, 2011 and 2010.

Other Real Estate Owned

The Corporation values other real estate owned at the estimated fair value of the underlying collateral less expected selling costs.  Such values are estimated primarily using appraisals and reflect a market value approach.  Due to the significance of the Level 3 inputs, other real estate owned has been classified as Level 3.

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.  Financial assets and financial liabilities, excluding impaired loans and other real estate owned, measured at fair value on a nonrecurring basis were not significant at December 31, 2011.

Note 21. Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Text Block]
NOTE 21 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of recognized financial instruments at December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying amount	Estimated value	Carrying amount	Estimated value
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$57,287	$57,287	$48,604	$48,604
Securities, including Federal Home Loan Bank stock	156,850	156,850	145,334	145,334
Net loans	329,403	330,286	375,631	388,864
Mortgage servicing rights	727	727	1,114	1,114

	$544,267	$545,150	$570,683	$583,916

	2011		2010
	Carrying amount	Estimated value	Carrying amount	Estimated value
	(dollars in thousands)
FINANCIAL LIABILITIES
Deposits	$480,486	$483,014	$488,651	$492,413
Other borrowings	32,781	35,484	55,778	58,415
Junior subordinated deferrable interest debentures	10,300	9,220	10,300	9,913
Other liabilities	3,730	3,801	2,883	2,963

	$527,297	$531,519	$557,612	$563,704

The above summary does not include accrued interest receivable and cash surrender value of life insurance which are also considered financial instruments.  The estimated fair value of such items is considered to be their carrying amounts.
There are also unrecognized financial instruments at December 31, 2011 and 2010 which relate to commitments to extend credit and letters of credit.  The contract amount of such financial instruments amounts to $69,398,000 at December 31, 2011 and $70,035,000 at December 31, 2010.  Such amounts are also considered to be the estimated fair values.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments shown above:

Cash and cash equivalents:

Fair value is determined to be the carrying amount for these items (which include cash on hand, due from banks, and federal funds sold) because they represent cash or mature in 90 days or less and do not represent unanticipated credit concerns.

Securities:

Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities would typically include government bonds and exchange traded equities.  If quoted market prices are not available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.  Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include municipal bonds, mortgage-backed securities, and asset-backed securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities may be classified within Level 3 of the valuation hierarchy.  The Corporation did not have any securities classified as Level 1 or Level 3 at December 31, 2011 and 2010.

Loans:

Fair value for loans was estimated for portfolios of loans with similar financial characteristics.  For adjustable rate loans, which re-price at least annually and generally possess low risk characteristics, the carrying amount is believed to be a reasonable estimate of fair value.  For fixed rate loans the fair value is estimated based on a discounted cash flow analysis, considering weighted average rates and terms of the portfolio, adjusted for credit and interest rate risk inherent in the loans.  Fair value for nonperforming loans is based on recent appraisals or estimated discounted cash flows.

Mortgage servicing rights:

The fair value for mortgage servicing rights is determined based on an analysis of the portfolio by an independent third party.

Deposit liabilities:

The fair value of core deposits, including demand deposits, savings accounts, and certain money market deposits, is the amount payable on demand.  The fair value of fixed-maturity certificates of deposit is estimated using the rates offered at year end for deposits of similar remaining maturities.  The estimated fair value does not include the benefit that results from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the marketplace.

Other financial instruments:

The fair value of commitments to extend credit and letters of credit is determined to be the contract amount, since these financial instruments generally represent commitments at existing rates.  The fair value of other borrowings is determined based on a discounted cash flow analysis using current interest rates.  The fair value of the junior subordinated deferrable interest debentures is determined based on quoted market prices of similar instruments.  The fair value of other liabilities is generally considered to be carrying value except for the deferred compensation agreement described in Note 15.  The fair value of the contract is determined based on a discounted cash flow analysis using a current interest rate for a similar instrument.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information.  These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument over the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  Since no ready market exists for a significant portion of the financial instruments, fair value estimates are largely based on judgments after considering such factors as future expected credit losses, current economic conditions, risk characteristics of various financial instruments, and other factors.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in assumptions could significantly affect these estimates.

Note 22. Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
NOTE 22 - CONTINGENT LIABILITIES

In the normal course of business, the Corporation and its subsidiary may be involved in various legal actions, but in the opinion of management and legal counsel, the ultimate disposition of such matters is not expected to have a material adverse effect on the consolidated financial statements.

Note 23. Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
NOTE 23 - QUARTERLY FINANCIAL DATA (UNAUDITED)

The following represents a summary of selected unaudited quarterly financial data for 2011 and 2010:

	Interest	Net interest	Net income	Income (loss) per common share
	income	income	(loss)	Basic	Diluted
2011	(Dollars in thousands, except per share data)
First quarter	$6,983	$5,093	$766	$.22	$.22
Second quarter	$6,854	$4,854	$987	$.29	$.29
Third quarter	$6,451	$4,669	$248	$.07	$.07
Fourth quarter	$6,173	$4,519	$942	$.27	$.27

2010
First quarter	$7,712	$5,223	$1,024	$.30	$.30
Second quarter	$7,789	$5,406	$307	$.09	$.09
Third quarter	$7,522	$5,420	$879	$.26	$.26
Fourth quarter	$7,241	$5,256	$598	$.17	$.17